General and administrative expense (Details) - Schedule of general and administrative expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expense [Abstract]
Employee benefits and expenses	SFr 1,554,778	SFr 811,373	SFr 1,010,708
Business development	967,046	95,663	113,959
Travel expenses	75,829	28,898	102,679
Administration expenses	2,245,862	1,645,530	2,653,914
Lease expenses from short-term lease	52,280	13,871	27,362
Depreciation Right-of-use assets	29,722
Depreciation tangible assets		3,555	10,740
Capital tax expenses	21,059	(4,228)	14,501
Total general and administrative expenses	SFr 4,946,576	SFr 2,594,662	SFr 3,933,863